Income Taxes - Schedule of Income from Continuing Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income before income taxes	$ 40,383	[1]	$ 27,407	[1]	$ 17,891	[2]

[1]	2015 and 2014 refers to the Consolidated Statements of Operations
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations